Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2022
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Changes in Property, Plant and Equipment
The table below shows the changes in property, plant and equipment for the fiscal years ended March 31, 2022 and 2021.

	Assets for rent	Land	Buildings	Right of use assets	Others	Total

	(In millions)
Cost	¥571,346	¥467,636	¥759,576	¥484,431	¥414,212	¥2,697,201
Accumulated depreciation and impairment losses	(104,886)	(5,150)	(424,648)	(107,673)	(290,233)	(932,590)

Net carrying amount at April 1, 2020	466,460	462,486	334,928	376,758	123,979	1,764,611

Additions	11,092	—	18,664	93,162	84,848	207,766
Acquisition of subsidiaries and businesses	—	—	60	—	9	69
Disposals	(2,305)	(8,784)	(8,715)	(6,243)	(1,311)	(27,358)
Depreciation	(15,493)	—	(22,340)	(93,793)	(21,312)	(152,938)
Impairment losses	—	(314)	(9,053)	(322)	(1,270)	(10,959)
Exchange differences	(23,768)	909	598	3,200	1,400	(17,661)
Others	1,749	33,363	49,821	240	(94,042)	(8,869)

Net carrying amount	437,735	487,660	363,963	373,002	92,301	1,754,661

Cost	551,598	492,499	809,153	536,305	397,768	2,787,323
Accumulated depreciation and impairment losses	(113,863)	(4,839)	(445,190)	(163,303)	(305,467)	(1,032,662)

Net carrying amount at March 31, 2021	437,735	487,660	363,963	373,002	92,301	1,754,661

Additions	15,951	—	19,802	90,791	47,899	174,443
Acquisition of subsidiaries and businesses	—	2	—	2,622	658	3,282
Disposals	(18,287)	(1,452)	(973)	(6,906)	(1,675)	(29,293)
Depreciation	(17,165)	—	(22,736)	(93,734)	(21,726)	(155,361)
Impairment losses	(28,279)	(1,050)	(14,092)	—	(287)	(43,708)
Exchange differences	44,420	258	1,281	9,610	5,386	60,955
Others	754	581	5,810	50	(9,178)	(1,983)

Net carrying amount	435,129	485,999	353,055	375,435	113,378	1,762,996

Cost	608,839	491,127	811,107	577,603	428,677	2,917,353
Accumulated depreciation and impairment losses	(173,710)	(5,128)	(458,052)	(202,168)	(315,299)	(1,154,357)

Net carrying amount at March 31, 2022	¥435,129	¥485,999	¥353,055	¥375,435	¥113,378	¥1,762,996